Other Income/Expenses - Summary of Finance Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income [abstract]
Effect of restructuring of loans and finance leases	₽ 33,514	₽ 264	₽ 992
Remeasurement of fair value of financial instruments	320	197
Interest income from investments	207	158	177
Income from the discounting of financial instruments	15	14	7
Total	₽ 34,056	₽ 633	₽ 1,176